Estimated Amortization of IRU's (Detail) (IRU) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR
Property, Plant and Equipment [Line Items]
2014	$ 30	1,645
2015	27	1,468
2016	27	1,457
2017	27	1,450
2018	26	1,447
Thereafter	$ 168	9,186